INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments in associates using equity method of accounting

			Functional	Investment value		Ownership interest
Taxpayer ID	Company	Country	Currency	12.31.2019	12.31.2018	12.31.2019	12.31.2018
				ThCh$	ThCh$
86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	18,561,835	18,743,604	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	17,896,839	21,727,894	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	1,313,498	1,228,256	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	65,301	94,706	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	24,636,945	22,979,029	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	BRL	6,250,481	6,244,839	7.52%	7.52%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	31,141,834	31,392,617	35.00%	35.00%
Total				99,866,733	102,410,945
(1)

In Envases CMF S.A., regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.

(2)	In these companies, regardless of the percentage of ownership interest held, the Company has significant influence, given that it has a representative on each entity’s Board of Directors.

Schedule of movement of investments in associates accounted for using the equity method

Description	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Opening balance	102,410,945	86,809,069	77,197,781
Other investment increases in associates (Capital contributions to Leão Alimentos e Bebidas Ltda. and Coca-Cola del Valle New Ventures S.A.)	—	15,615,466	15,570,161
Dividends received	(1,076,491)	(403,414)	(1,540,090)
Share in operating income	(2,495,621)	2,194,144	932,340
Amortization unrealized income in associates	(919,462)	85,268	85,268
Increase (decrease) in foreign currency translation, investments in associates	1,947,362	(1,889,588)	(5,436,391)
Ending balance	99,866,733	102,410,945	86,809,069

Schedule of reconciliation of share of profit in investments in associates

Description	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Share of profit of investment accounted for using the equity method	(2,495,621)	2,194,144	932,340

Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(394,490)	(868,233)	(1,097,968)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	85,266	85,268	85,268
Amortization goodwill preferred rights CCDV S.A.	(610,238)	—	—
Income statement balance	(3,415,083)	1,411,179	(80,360)

Summary of financial information by associates

The following table presents summarized information regarding the Company’s equity investees as of December 2019:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	77,994,582	116,551,131	11,661,828	393,856	248,493,994	104,778,397	107,388,847
Total liabilities	39,826,283	54,650,105	35	229,780	38,137,061	27,158,470	18,693,717
Total revenue	58,640,058	69,343,990	337,450	160,342	139,769,189	47,252,571	31,914,825
Net income (loss) of associate	1,449,997	3,948,798	337,450	160,342	2,320,841	(1,177,262)	4,297,003

Reporting date	12.31.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019

The following table presents summarized information regarding the Company’s equity investees as of December 2018:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	78,714,139	106,598,837	10,850,626	513,823	257,149,411	96,963,355	101,275,213
Total liabilities	40,800,603	49,151,318	34	277,055	57,538,296	21,568,158	11,582,021
Total revenue	53,073,645	57,570,452	348,705	233,182	161,749,228	12,169,188	2,673,496
Net income (loss) of associate	1,086,050	936,360	348,705	233,182	2,000,217	7,753,517	1,506,540

Reporting date	12-31.2018	11-30-2018	11-30-2018	11-30-2018	11-30-2018	11-30-2018	12-31-2018